ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
BALANCE SHEET
Cash and cash equivalents	$ 23,227,922	$ 20,107,349	$ 84,247,984	$ 7,418,213
Accounts receivable, net	40,307,672	41,642,787
Prepaid expenses and other current assets	23,329,262	27,335,348
Total current assets	93,271,124	100,616,945
Distribution rights	11,406,692	3,663,966
Production costs	90,345,409	69,844,822
Property and equipment, net	60,208,609	40,208,447
Total assets	316,565,660	273,751,929
Total current liabilities	107,869,633	89,487,889
Total liabilities	126,920,070	90,957,784
STATEMENT OF OPERATIONS
Net revenue	142,282,919	126,161,270	52,819,786
Net income (loss)	(1,568,382)	14,572,376	(4,223,060)
STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	(9,464,869)	2,239,544	(32,394,544)
Net cash used in investing activities	(12,180,458)	(48,826,052)	(8,429,118)
Net cash provided by (used in) financing activities	24,993,729	(17,640,985)	117,424,948
Recourse creditors (or beneficial interest holders)	0
PRC
STATEMENT OF CASH FLOWS
Number of affiliated consolidated entities that operate business in PRC	3
VIEs and their subsidiaries
BALANCE SHEET
Cash and cash equivalents	14,691,945	5,919,594
Accounts receivable, net	37,626,422	40,710,735
Prepaid expenses and other current assets	14,626,701	11,454,369
Total current assets	73,351,336	59,616,184
Distribution rights	491,723	1,609,455
Production costs	53,248,207	44,264,090
Property and equipment, net	60,147,104	40,100,479
Total non-current assets	150,879,449	96,409,193
Total assets	224,230,785	156,025,377
Total current liabilities	92,841,657	76,539,817
Total non-current liabilities	8,279,476	413,219
Total liabilities	101,121,133	76,953,036
STATEMENT OF OPERATIONS
Net revenue	132,455,191	116,911,572	44,326,027
Net income (loss)	5,358,332	18,046,991	11,210,654
STATEMENT OF CASH FLOWS
Net cash (used in) provided by operating activities	17,747,686	33,427,159	(17,350,381)
Net cash used in investing activities	(22,238,836)	(17,137,921)	(3,245,910)
Net cash provided by (used in) financing activities	13,263,501	(12,406,973)	19,006,317
Collateralized assets	$ 0